Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,289,577)	$ (11,829,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	460,722	476,275
Stock-based compensation	96,896	381,070
Amortization of right-to-use operating lease asset	656,476	596,534
Amortization of debt discount	35,655
Gain on revaluation of warrant liability	(290,264)	(36,992)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(112,321)	49,587
Accounts payable	1,280,560	(68,734)
Accrued liabilities	44,239	(692,685)
Operating lease liability	(672,373)	(585,250)
Net cash used in operating activities	(5,789,987)	(11,709,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(694,232)
Net cash used in investing activities		(694,232)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes, net	605,230
Issuance costs for convertible notes	(41,193)
Common stock subscription deposit	1,875
Cash proceeds from exercise of stock options	5,766	5,625
Net cash provided by financing activities	571,678	5,625
Net decrease in cash, restricted cash, and cash equivalents	(5,218,309)	(12,397,918)
Cash, restricted cash, and cash equivalents at beginning of year	6,819,564	19,217,482
Cash, restricted cash, and cash equivalents at end of year	1,601,255	6,819,564
Supplemental disclosure of cash as reported within the audited condensed balance sheets:
Cash	1,518,676	6,651,454
Cash equivalents	2,823	88,354
Restricted cash	79,756	79,756
Cash, cash equivalents, and restricted cash	1,601,255	6,819,564
Phoenix Biotech Acquisition Corp
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(2,536,233)	(667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account	(491,571)	(2,836,864)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	197,762	254,831
Income tax payable	(575,526)	599,159
Accounts payable and accrued expenses	1,881,964	1,638,687
Franchise tax payable		(80,324)
Net cash used in operating activities	(1,523,604)	(1,092,247)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for taxes	752,300	144,544
Investment of restricted cash into marketable securities in the Trust Account	(14,335,919)	(325,000)
Cash withdrawn from Trust Account in connection with Class A common stock redemption	5,638,879	181,019,852
Net cash used in investing activities	(7,944,740)	180,839,396
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note - related party	905,000	650,000
Redemption of Class A common stock	(33,481,627)	(139,353,878)
Net cash provided by financing activities	(32,576,627)	(138,703,878)
Net decrease in cash, restricted cash, and cash equivalents	(42,044,971)	41,043,271
Cash, restricted cash, and cash equivalents at beginning of year	42,141,844	1,098,573
Cash, restricted cash, and cash equivalents at end of year	96,873	42,141,844
Supplemental cash flow information:
Cash paid for income taxes	670,345
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to possible redemption	606,346	2,662,553
Shareholder redemption liability		27,842,747
Conversion of Class B common to Class A common	(459)
Excise tax liability accrued for Class A common stock redemptions	$ 56,389